Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

6. Leases

Operating lease arrangements

The Company leases certain office premises and overseas warehouses under non-cancelable leases, and an operating lease arrangement with the local government of Xiamen for land. Lease costs under operating leases for the years ended December 31, 2023, 2024 and 2025 were RMB 27,357,349, RMB 32,958,949 and RMB 16,120,422 (US$ 2,305,190), respectively.

Future minimum lease payments under non-cancelable operating lease agreements consist of the following as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB	US$
1 year (Including 1 year)	19,881,698	4,396,500	628,691
1 year to 2 years (Including 2 years)	15,925,475	718,780	102,784
2 years to 3 years (Including 3 years)	10,233,700	—	—
3 years to 4 years (Including 4 years)	9,335,618	—	—
4 years to 5 years (Including 5 years)	6,713,328	—	—
Over 5 years	14,278,622	—	—
Total lease payments	76,368,441	5,115,280	731,475
Less: imputed interest	8,965,407	227,400	32,518
Present value of lease liabilities	67,403,034	4,887,880	698,958
Less: Current portion	(18,696,986)	(4,232,810)	(605,284)
Non-current portion of lease liabilities	48,706,048	655,070	93,674

The Company’s operating lease commitments have no renewal options, rent escalation clauses and restriction or contingent rents as of December 31, 2024 and 2025. The weighted average discount rate as of December 31, 2024 and 2025 is 3.82%, and 3.99%, respectively. The weighted average remaining lease term as of December 31, 2024 and 2025 are 69 months and 12 months, respectively.

Total lease payments were reduced from RMB 76,368,441 to RMB 5,115,280 as of December 31, 2025 due to the early termination of lease contracts for last-mile delivery services, as the Company wound down such operations in Australia and New Zealand.

Supplemental lease cash flow disclosures

	For the years ended December 31,
	2024	2025
	RMB	RMB	US$
Cash payments for operating leases	30,645,878	13,668,558	1,954,578
Operating ROU assets released in exchange for operating lease liabilities	24,904,133	51,317,359	7,338,285
Operating ROU assets obtained in exchange for new operating lease liabilities	51,284,880	2,054,335	293,766